Lease - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Leased Assets [Line Items]
Lease Expense	$ 4,165	$ 4,339	$ 5,261
Operating Lease Payments	2,687	2,569	3,825
Operating lease right of use assets	13,195	14,674
Operating lease liabilities accrued current	2,586
Operating lease liabilitites long term	$ 11,464
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent
Right-of-use asset obtained in exchange for operating lease liability	$ 189	3,198	$ 13,823
Accounting Standards Update 2016-02
Operating Leased Assets [Line Items]
Operating lease right of use assets	$ 13,195	$ 14,674
Operating lease weighted average remaining lease term	6 years 11 months 8 days	7 years 9 months 14 days
Operating lease weighted average discount rate	2.43%	2.49%
Accounting Standards Update 2016-02 | Other Current Liabilities
Operating Leased Assets [Line Items]
Operating lease liabilities accrued current	$ 2,586	$ 2,528
Accounting Standards Update 2016-02 | Other Noncurrent Liabilities
Operating Leased Assets [Line Items]
Operating lease liabilitites long term	$ 11,464	$ 12,413
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent